Investment Strategy - First Eagle Core Plus Municipal Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the First Eagle Core Plus Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified duration of between 3 and 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in investment grade municipal bonds rated higher than BB+/Ba1 at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund will invest no more than 30% of its net assets in below investment grade municipal bonds (commonly referred to as “high yield” or “junk” bonds) rated BB+/Ba1 or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 15% of the Fund’s total investment exposure. Generally, the underlying bonds of the Inverse Floaters in which the Fund invests will be investment grade bonds, though the Fund may invest in Inverse Floaters without regard to the credit ratings of the underlying bonds of the Inverse Floaters.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or type of project.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the Core Plus Municipal Fund’s principal investment strategies, please see the More Information about the Fund’s Investments section.